FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
Gain (loss) on derivative instruments	$ (1,205)	$ (126)	$ 1,181